Stock -Based Compensation (Schedule of Assumptions Used in Estimation of Fair Value of Stock Options Granted) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual volatility (as a percent)		60.00%
Dividend rate (as a percent)
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual volatility (as a percent)	103.00%
Risk-free rate (as a percent)	1.07%	1.00%
Expected term	2 years 7 months 6 days	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual volatility (as a percent)	110.00%
Risk-free rate (as a percent)	2.13%	2.50%
Expected term	6 years 6 months	6 years 6 months